BLACK DIAMOND FUNDS

                 BLACK DIAMOND PRINCIPAL PROTECTED 500 SERIES I BLACK DIAMOND PRINCIPAL PROTECTED 100 SERIES I BLACK DIAMOND PRINCIPAL PROTECTED 2000 SERIES I BLACK DIAMOND PRINCIPAL PROTECTED 400 SERIES I BLACK DIAMOND PRINCIPAL PROTECTED LS SERIES I*


                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 20, 2003


Not all classes or Series of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or Series' availability.


       *This Series is only offered to certain High Net Worth Investors as described herein.